Share-based payments - Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Long Term Incentive Plan Awards And Deferred Share Award [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	1,085,162	1,005,345	1,271,179	988,127
Granted	462,460	460,018	142,314	470,834
Forfeited	(131,099)	(195,221)	(167,298)	(121,127)
Exercised	(145,344)	(257,815)	(240,850)	(252,672)
Outstanding at end of year / period	1,271,179	1,012,327	1,005,345	1,085,162
Number of options exercisable at end of year / period	65,380	95,245	63,759	72,760
Profitable Growth Incentive Plan Awards [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period		4,873,002	0
Granted		1,116,996	4,875,141
Forfeited		(137,025)	(2,139)
Outstanding at end of year / period	0	5,852,973	4,873,002
Number of options exercisable at end of year / period		0	0
Ab Share Awards [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	1,723,183	0	2,001,505	1,564,167
Granted	345,510		110,633	348,425
Forfeited	(65,802)		(306,059)	(187,715)
Exercised	(1,386)		(1,806,079)	(1,694)
Outstanding at end of year / period	2,001,505		0	1,723,183
Number of options exercisable at end of year / period	0		0	0
Share Incentive Plan Awards [Member] | Free Shares [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	302,023	232,390	273,852	351,187
Forfeited	(657)	0	(493)	(7,423)
Exercised	(27,514)	(60,877)	(40,969)	(41,741)
Outstanding at end of year / period	273,852	171,513	232,390	302,023
Number of options exercisable at end of year / period	273,852	171,513	232,390	215,268
Share Incentive Plan Awards [Member] | Matching Shares [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period	77,534	59,890	71,381	88,539
Forfeited	(597)	0	(692)	(2,203)
Exercised	(5,556)	(16,223)	(10,799)	(8,802)
Outstanding at end of year / period	71,381	43,667	59,890	77,534
Number of options exercisable at end of year / period	71,381	43,667	59,890	72,009
Abcam Growth Plan [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at beginning of year / period		0
Granted		1,765,344
Forfeited		(223,127)
Exercised		0
Outstanding at end of year / period		1,542,217	0
Number of options exercisable at end of year / period		0